NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING (Detail) - Stock Options and Warrants Outstanding Activities (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Mar. 12, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Average Exercise Price (in Dollars per share)		$ 0.27
Granted (in Dollars per share)		$ 0.28
Exercised	75,000		6,668,000	150,000
Exercised (in Dollars per share)		$ 0.25
Average Exercise Price (in Dollars per share)		$ 0.26	$ 0.27
Employee Stock Option [Member]
Balance			12,834,750
Granted			11,807,000
Exercised			(6,668,000)
Balance			17,973,750
Warrant [Member]
Balance		3,371,600	1,871,600
Granted		5,649,007	1,500,000
Exercised		800,000		117,400
Balance			3,371,600	1,871,600
Options and Warrants [Member]
Balance		21,345,350	14,706,350
Average Exercise Price (in Dollars per share)		$ 0.39	$ 0.16
Granted		8,324,007	13,307,000
Granted (in Dollars per share)			$ 1.17
Exercised		875,000	(6,668,000)
Exercised (in Dollars per share)			$ 0.25
Balance			21,345,350
Average Exercise Price (in Dollars per share)			$ 0.39